UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
 811-06324
Delaware Group® Global & International Funds
(Exact name of registrant as specified in charter)

610 Market Street
Philadelphia, PA 19106
Registrant's telephone number, including area code:
(800) 523-1918
Date of fiscal year end:
November 30
Date of reporting period:
May 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:
Macquarie Emerging Markets Fund
(formerly, Delaware Emerging Markets Fund)
Class A : DEMAX
Semiannual shareholder report | May 31, 2025
This semiannual shareholder report contains important information about Macquarie Emerging Markets Fund (Fund) for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$74	1.42%
^	Annualized.
Fund statistics (as of May 31, 2025)
Fund net assets	$5,624,939,914
Total number of portfolio holdings	122
Total advisory fees paid	$25,787,540
Portfolio turnover rate	1%

Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
South Korea	30.35%
Taiwan	21.36%
China	16.29%
India	14.98%
Brazil	5.69%
Mexico	4.15%
Türkiye	1.31%
United States	1.18%
Peru	1.08%
Indonesia	0.95%

Sector allocation*
Information Technology	38.56%
Industrials	16.30%
Energy	11.68%
Consumer Discretionary	9.09%
Communication Services	8.31%
Financials	5.37%
Consumer Staples	5.03%
Materials	2.98%
Healthcare	2.28%
Utilities	0.59%
Real Estate	0.51%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	17.58%
SK Square	10.40%
SK Hynix	9.20%
Reliance Industries	6.20%
Alibaba Group Holding ADR	3.93%
Samsung Electronics	3.77%
Samsung C&T	3.18%
MediaTek	3.07%
Tencent Holdings	3.03%
Reliance Industries GDR	2.74%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4612788)
TSSR-DEMAX-0725

Macquarie Emerging Markets Fund
(formerly, Delaware Emerging Markets Fund)
Class C : DEMCX
Semiannual shareholder report | May 31, 2025
This semiannual shareholder report contains important information about Macquarie Emerging Markets Fund (Fund) for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$114	2.17%
^	Annualized.
Fund statistics (as of May 31, 2025)
Fund net assets	$5,624,939,914
Total number of portfolio holdings	122
Total advisory fees paid	$25,787,540
Portfolio turnover rate	1%

Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
South Korea	30.35%
Taiwan	21.36%
China	16.29%
India	14.98%
Brazil	5.69%
Mexico	4.15%
Türkiye	1.31%
United States	1.18%
Peru	1.08%
Indonesia	0.95%

Sector allocation*
Information Technology	38.56%
Industrials	16.30%
Energy	11.68%
Consumer Discretionary	9.09%
Communication Services	8.31%
Financials	5.37%
Consumer Staples	5.03%
Materials	2.98%
Healthcare	2.28%
Utilities	0.59%
Real Estate	0.51%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	17.58%
SK Square	10.40%
SK Hynix	9.20%
Reliance Industries	6.20%
Alibaba Group Holding ADR	3.93%
Samsung Electronics	3.77%
Samsung C&T	3.18%
MediaTek	3.07%
Tencent Holdings	3.03%
Reliance Industries GDR	2.74%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4612788)
TSSR-DEMCX-0725

Macquarie Emerging Markets Fund
(formerly, Delaware Emerging Markets Fund)
Class R : DEMRX
Semiannual shareholder report | May 31, 2025
This semiannual shareholder report contains important information about Macquarie Emerging Markets Fund (Fund) for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$88	1.67%
^	Annualized.
Fund statistics (as of May 31, 2025)
Fund net assets	$5,624,939,914
Total number of portfolio holdings	122
Total advisory fees paid	$25,787,540
Portfolio turnover rate	1%

Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
South Korea	30.35%
Taiwan	21.36%
China	16.29%
India	14.98%
Brazil	5.69%
Mexico	4.15%
Türkiye	1.31%
United States	1.18%
Peru	1.08%
Indonesia	0.95%

Sector allocation*
Information Technology	38.56%
Industrials	16.30%
Energy	11.68%
Consumer Discretionary	9.09%
Communication Services	8.31%
Financials	5.37%
Consumer Staples	5.03%
Materials	2.98%
Healthcare	2.28%
Utilities	0.59%
Real Estate	0.51%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	17.58%
SK Square	10.40%
SK Hynix	9.20%
Reliance Industries	6.20%
Alibaba Group Holding ADR	3.93%
Samsung Electronics	3.77%
Samsung C&T	3.18%
MediaTek	3.07%
Tencent Holdings	3.03%
Reliance Industries GDR	2.74%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4612788)
TSSR-DEMRX-0725

Macquarie Emerging Markets Fund
(formerly, Delaware Emerging Markets Fund)
Institutional Class : DEMIX
Semiannual shareholder report | May 31, 2025
This semiannual shareholder report contains important information about Macquarie Emerging Markets Fund (Fund) for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$61	1.17%
^	Annualized.
Fund statistics (as of May 31, 2025)
Fund net assets	$5,624,939,914
Total number of portfolio holdings	122
Total advisory fees paid	$25,787,540
Portfolio turnover rate	1%

Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
South Korea	30.35%
Taiwan	21.36%
China	16.29%
India	14.98%
Brazil	5.69%
Mexico	4.15%
Türkiye	1.31%
United States	1.18%
Peru	1.08%
Indonesia	0.95%

Sector allocation*
Information Technology	38.56%
Industrials	16.30%
Energy	11.68%
Consumer Discretionary	9.09%
Communication Services	8.31%
Financials	5.37%
Consumer Staples	5.03%
Materials	2.98%
Healthcare	2.28%
Utilities	0.59%
Real Estate	0.51%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	17.58%
SK Square	10.40%
SK Hynix	9.20%
Reliance Industries	6.20%
Alibaba Group Holding ADR	3.93%
Samsung Electronics	3.77%
Samsung C&T	3.18%
MediaTek	3.07%
Tencent Holdings	3.03%
Reliance Industries GDR	2.74%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4612788)
TSSR-DEMIX-0725

Macquarie Emerging Markets Fund
(formerly, Delaware Emerging Markets Fund)
Class R6 : DEMZX
Semiannual shareholder report | May 31, 2025
This semiannual shareholder report contains important information about Macquarie Emerging Markets Fund (Fund) for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$55	1.05%
^	Annualized.
Fund statistics (as of May 31, 2025)
Fund net assets	$5,624,939,914
Total number of portfolio holdings	122
Total advisory fees paid	$25,787,540
Portfolio turnover rate	1%

Fund holdings (as of May 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
South Korea	30.35%
Taiwan	21.36%
China	16.29%
India	14.98%
Brazil	5.69%
Mexico	4.15%
Türkiye	1.31%
United States	1.18%
Peru	1.08%
Indonesia	0.95%

Sector allocation*
Information Technology	38.56%
Industrials	16.30%
Energy	11.68%
Consumer Discretionary	9.09%
Communication Services	8.31%
Financials	5.37%
Consumer Staples	5.03%
Materials	2.98%
Healthcare	2.28%
Utilities	0.59%
Real Estate	0.51%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	17.58%
SK Square	10.40%
SK Hynix	9.20%
Reliance Industries	6.20%
Alibaba Group Holding ADR	3.93%
Samsung Electronics	3.77%
Samsung C&T	3.18%
MediaTek	3.07%
Tencent Holdings	3.03%
Reliance Industries GDR	2.74%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.

Availability of additional information
You can access additional information about the Fund, such as the prospectus, financial information, holdings, and proxy voting information, at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET, or by contacting your financial intermediary.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain shareholders of the Fund. If you would like to receive individual mailings, please call 800 523-1918 or contact your financial intermediary. Your instructions will typically be effective within 30 days after we receive them from you or your financial intermediary. If you choose, you may receive these documents through electronic delivery.
For more information, please scan the QR code at left to navigate to additional hosted material at macquarie.com/mam/literature.
(4612788)
TSSR-DEMZX-0725

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Global / international equity mutual fund
Macquarie Emerging Markets Fund
(formerly, Delaware Emerging Markets Fund)
Financial statements and other information
For the six months ended May 31, 2025

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
Form N-PORT and proxy voting information
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at macquarie.com/mam/literature.
Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at macquarie.com/mam/proxy; and (ii) on the SEC’s website at sec.gov.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Schedule of investments
Macquarie Emerging Markets Fund	May 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.87%Δ
Argentina — 0.88%
Cablevision Holding GDR	443,972	$ 2,684,562
Cresud ADR	1,676,544	20,068,232
Grupo Clarin GDR Class B 144A #, †	131,213	664,803
IRSA Inversiones y Representaciones ADR	1,718,793	25,953,774
		49,371,371
Australia — 0.03%
Woodside Energy Group ADR	137,332	1,967,968
		1,967,968
Bahrain — 0.05%
Aluminium Bahrain GDR 144A #	221,400	2,774,851
		2,774,851
Brazil — 5.59%
Atacadao	500,000	739,575
Auren Energia	350,225	605,599
Banco Bradesco ADR	14,200,000	40,896,000
Banco Santander Brasil ADR	2,751,128	14,305,866
BRF ADR	6,850,000	24,043,500
Centrais Eletricas Brasileiras ADR	989,541	7,253,335
Embraer ADR	420,704	19,348,177
Itau Unibanco Holding ADR	6,547,682	43,149,224
Petroleo Brasileiro ADR	9,100,000	100,766,000
Rumo	1,905,351	6,309,529
Sitios Latinoamerica †	1,369,199	218,129
Telefonica Brasil ADR	2,050,000	20,356,500
TIM ADR	1,244,820	21,174,388
Vale ADR	1,200,000	10,956,000
XP Class A	211,715	4,098,802
		314,220,624
Chile — 0.53%
Cia Cervecerias Unidas ADR	410,528	5,595,497
Sociedad Quimica y Minera de Chile ADR	800,000	24,344,000
		29,939,497
China — 16.29%
Alibaba Group Holding ADR	1,940,000	220,849,600
Baidu ADR †	750,000	61,425,000
BeOne Medicines †	1,615,700	31,011,319
China Petroleum and Chemical Class H	30,000,000	16,222,214
DiDi Global ADR †	1,278,300	5,854,614
Full Truck Alliance ADR	300,000	3,489,000

Schedule of investments
Macquarie Emerging Markets Fund
	Number of shares	Value (US $)
Common StocksΔ (continued)
China (continued)
Guangshen Railway Class H	11,000,000	$ 2,525,156
iQIYI ADR †	1,450,000	2,320,000
JD.com ADR	1,350,000	43,753,500
Joinn Laboratories China Class H 144A #	120,187	217,348
Kunlun Energy	21,000,000	21,023,836
Meituan Class B 144A #, †	500,000	8,799,786
New Oriental Education & Technology Group ADR	800,000	37,888,000
PDD Holdings ADR †	850,000	82,033,500
PetroChina Class H	18,000,000	15,127,979
Sohu.com ADR <<, †	2,219,642	22,329,598
TAL Education Group ADR †	5,361,736	52,705,865
Tencent Holdings	2,684,000	170,533,318
Tencent Music Entertainment Group ADR	950,000	15,998,000
Tianjin Development Holdings	15,885,550	4,132,905
Tingyi Cayman Islands Holding	7,000,000	11,498,387
Trip.com Group ADR	582,400	36,487,360
Uni-President China Holdings	28,305,000	36,820,216
Weibo ADR	1,450,000	13,122,500
		916,169,001
India — 14.98%
Aurobindo Pharma †	1,500,000	20,119,194
BSE	1,207,950	37,745,350
Glenmark Pharmaceuticals	1,167,988	19,887,529
HCL Technologies	1,800,000	34,424,540
Infosys	2,640,000	48,209,500
Jio Financial Services †	5,785,587	19,379,942
Lupin	2,500,000	57,192,521
Reliance Industries	21,000,000	348,687,117
Reliance Industries GDR 144A #	2,340,879	154,029,838
Tata Chemicals	1,866,909	19,354,114
Tata Consultancy Services	680,000	27,521,028
Tata Consumer Products	2,128,276	27,514,014
United Breweries	1,000,000	23,100,204
Zee Entertainment Enterprises	3,530,000	5,379,873
		842,544,764
Indonesia — 0.95%
Astra International	180,000,000	53,524,171
		53,524,171

	Number of shares	Value (US $)
Common StocksΔ (continued)
Malaysia — 0.05%
UEM Sunrise	17,000,000	$ 2,915,541
		2,915,541
Mexico — 4.15%
America Movil ADR	1,369,199	23,139,463
Cemex ADR	5,100,000	34,935,000
Coca-Cola Femsa ADR	300,000	28,500,000
Fomento Economico Mexicano ADR	688,329	73,327,688
Grupo Financiero Banorte Class O	4,000,000	35,475,356
Grupo Televisa ADR	6,017,000	11,492,470
Ollamani SAB †	1,504,250	3,683,846
Wal-Mart de Mexico	7,000,000	22,862,962
		233,416,785
Netherlands — 0.03%
VEON ADR †	29,290	1,550,906
		1,550,906
Peru — 1.08%
Cia de Minas Buenaventura ADR	3,217,400	48,196,652
Credicorp	60,000	12,708,600
		60,905,252
Russia — 0.00%
EL5-ENERO PJSC =, †	1,058,050	0
Gazprom PJSC =, †	29,200,000	0
LUKOIL PJSC =	492,501	0
Rosneft Oil PJSC =	14,555,684	0
Sberbank of Russia PJSC =	15,200,000	0
Surgutneftegas PJSC ADR =, †	2,014,441	0
T Plus PJSC =, †	36,096	0
VK GDR =, †	551,200	0
		0
Saudi Arabia — 0.36%
Saudi Arabian Oil 144A #	3,022,827	20,143,317
		20,143,317
Singapore — 0.87%
Grab Holdings Class A †	10,000,000	48,700,000
		48,700,000
South Africa — 0.44%
Naspers Class N	86,398	24,809,979
		24,809,979

Schedule of investments
Macquarie Emerging Markets Fund
	Number of shares	Value (US $)
Common StocksΔ (continued)
South Korea — 29.62%
Kakao	200,000	$ 6,189,751
Kakaopay †	100,000	2,743,350
KB Financial Group ADR	245,928	18,383,118
LG Chem	90,000	12,870,189
LG Uplus	1,690,000	15,678,771
Lotte	300,000	6,479,669
Lotte Chilsung Beverage	44,000	3,405,958
Lotte Wellfood	60,000	5,183,736
Samsung C&T	1,650,000	179,147,641
Samsung Electronics	5,200,000	211,814,162
Samsung Life Insurance	390,000	27,956,078
Shinhan Financial Group	300,000	12,633,181
SK Hynix	3,490,000	517,289,991
SK Square †	7,031,497	585,066,214
SK Telecom ADR	2,991,174	61,438,714
		1,666,280,523
Taiwan — 21.36%
FIT Hon Teng 144A #, †	38,000,000	9,934,830
Hon Hai Precision Industry	6,000,000	30,555,836
MediaTek	4,200,000	172,446,235
Taiwan Semiconductor Manufacturing	31,000,000	988,715,251
		1,201,652,152
Türkiye — 1.31%
Akbank	25,000,000	32,482,022
D-MARKET Elektronik Hizmetler ve Ticaret ADR †	144,600	384,636
Turk Telekomunikasyon †	951,192	1,337,742
Turkcell Iletisim Hizmetleri	2,427,827	5,872,377
Turkcell Iletisim Hizmetleri ADR	4,449,485	27,052,869
Turkiye Sise ve Cam Fabrikalari	7,651,443	6,438,966
		73,568,612
United Kingdom — 0.12%
Griffin Mining †	3,056,187	7,020,770
		7,020,770
United States — 1.18%
Micron Technology	700,000	66,122,000
		66,122,000
Total Common Stocks (cost $4,567,615,557)		5,617,598,084

	Number of shares	Value (US $)

Preferred Stocks — 0.83%Δ
Brazil — 0.10%
Braskem Class A †, ω	1,470,000	$ 2,829,740
Usinas Siderurgicas de Minas Gerais Class A 4.83% †, ω	3,235,733	2,930,518
		5,760,258
Russia — 0.00%
Transneft PJSC =, ω	1,200,000	0
		0
South Korea — 0.73%
LG Chem 1.05% ω	18,000	1,275,930
Samsung Electronics 2.99% ω	1,183,100	39,530,992
		40,806,922
Total Preferred Stocks (cost $53,694,375)		46,567,180

Exchange-Traded Fund — 0.15%
iShares MSCI Turkey ETF <<	290,275	8,705,347
Total Exchange-Traded Fund (cost $13,207,352)		8,705,347

Participation Notes — 0.00%
Lehman Indian Oil CW 12 LEPO =, †	172,132	0
Lehman Oil & Natural Gas CW 12 LEPO =, †	254,590	0
Total Participation Notes (cost $8,559,057)		0

Short-Term Investments — 0.16%
Money Market Mutual Funds — 0.16%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.21%)	2,192,853	2,192,853
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.19%)	2,192,852	2,192,852
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.27%)	2,192,852	2,192,852

Schedule of investments
Macquarie Emerging Markets Fund
	Number ofshares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.22%)	2,192,852	$ 2,192,852
Total Short-Term Investments (cost $8,771,409)		8,771,409
Total Value of Securities—101.01% (cost $4,651,847,750)		$5,681,642,020
Δ	Securities have been classified by country of risk.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2025, the aggregate value of Rule 144A securities was $196,564,773, which represents 3.49% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
<<	Affiliated company. See Note 2 in “Notes to financial statements.”
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
ADR – American Depositary Receipt
ETF – Exchange-Traded Fund
GDR – Global Depositary Receipt
LEPO – Low Exercise Price Option
MSCI – Morgan Stanley Capital International
PJSC – Private Joint Stock Company
See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Macquarie Emerging Markets Fund	May 31, 2025 (Unaudited)
Assets:
Investments, at value*	$5,650,607,075
Investments of affiliated issuers, at value**	31,034,945
Foreign currencies, at valueΔ	9,403,580
Cash	4,918
Dividends receivable	9,405,306
Receivable for fund shares sold	6,529,410
Prepaid expenses	185,599
Foreign tax reclaims receivable	173,061
Receivable for securities sold	107,445
Other assets	44,060
Total Assets	5,707,495,399
Liabilities:
Accrued capital gains taxes on appreciated securities	65,884,209
Payable for fund shares redeemed	10,065,632
Investment management fees payable to affiliates	4,904,156
Other accrued expenses	1,612,178
Distribution fees payable to affiliates	89,310
Total Liabilities	82,555,485
Total Net Assets	$5,624,939,914

Net Assets Consist of:
Paid-in capital	$4,782,356,534
Total distributable earnings (loss)	842,583,380
Total Net Assets	$5,624,939,914

Statement of assets and liabilities
Macquarie Emerging Markets Fund

Net Asset Value

Class A:
Net assets	$268,978,758
Shares of beneficial interest outstanding, unlimited authorization, no par	11,912,236
Net asset value per share	$22.58
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$23.96

Class C:
Net assets	$29,362,035
Shares of beneficial interest outstanding, unlimited authorization, no par	1,418,342
Net asset value per share	$20.70

Class R:
Net assets	$18,846,925
Shares of beneficial interest outstanding, unlimited authorization, no par	827,762
Net asset value per share	$22.77

Institutional Class:
Net assets	$2,859,657,162
Shares of beneficial interest outstanding, unlimited authorization, no par	125,639,999
Net asset value per share	$22.76

Class R6:
Net assets	$2,448,095,034
Shares of beneficial interest outstanding, unlimited authorization, no par	107,514,818
Net asset value per share	$22.77
*Investments, at cost	$4,557,068,555
**Investments of affiliated issuers, at cost	94,779,195
ΔForeign currencies, at cost	9,133,392
See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Macquarie Emerging Markets Fund	Six months ended May 31, 2025 (Unaudited)
Investment Income:
Dividends	$66,543,111
Dividends from affiliated investments	42,388
Foreign tax withheld	(8,638,215)
57,947,284

Expenses:
Management fees	30,357,810
Distribution expenses — Class A	319,483
Distribution expenses — Class C	155,800
Distribution expenses — Class R	47,443
Dividend disbursing, transfer agent fees and sub-transfer agents fees and expenses	2,068,903
Custodian fees	886,276
Accounting and administration expenses	442,986
Reports and statements to shareholders expenses	233,764
Legal fees	131,194
Trustees’ fees	129,166
Registration fees	102,179
Audit and tax fees	35,231
Other	72,939
34,983,174
Less expenses waived	(4,570,270)
Less expenses paid indirectly	(1,085)
Total operating expenses	30,411,819
Net Investment Income (Loss)	27,535,465

Statement of operations
Macquarie Emerging Markets Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	$56,105,687
Affiliated investments	3,030,004
Foreign currencies	(532,288)
Net realized gain (loss)	58,603,403

Net change in unrealized appreciation (depreciation) on:
Investments[2]	473,290,227
Affiliated investments	(11,461,833)
Foreign currencies	436,813
Net change in unrealized appreciation (depreciation)	462,265,207
Net Realized and Unrealized Gain (Loss)	520,868,610
Net Increase (Decrease) in Net Assets Resulting from Operations	$548,404,075
[1]	Includes $(1,300) capital gains taxes paid.
[2]	Includes net change of $(3,508,743) on capital gains taxes accrued.
See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Macquarie Emerging Markets Fund
	Six months ended 5/31/25 (Unaudited)	Year ended 11/30/24

Increase in Net Assets from Operations:
Net investment income (loss)	$27,535,465	$54,090,124
Net realized gain (loss)	58,603,403	88,256,294
Net change in unrealized appreciation (depreciation)	462,265,207	449,537,000
Net increase (decrease) in net assets resulting from operations	548,404,075	591,883,418

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(4,271,460)	(6,747,759)
Class C	(356,832)	(860,883)
Class R	(283,499)	(477,200)
Institutional Class	(52,564,903)	(74,554,394)
Class R6	(44,955,576)	(62,666,049)
	(102,432,270)	(145,306,285)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	33,328,498	53,937,003
Class C	700,434	2,520,835
Class R	2,000,068	4,322,273
Institutional Class	299,751,253	739,085,245
Class R6	247,132,932	470,263,974

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	4,035,733	6,374,039
Class C	354,332	849,946
Class R	283,100	476,067
Institutional Class	45,190,743	65,099,319
Class R6	37,289,653	51,519,609
	670,066,746	1,394,448,310

Statements of changes in net assets
Macquarie Emerging Markets Fund
	Six months ended 5/31/25 (Unaudited)	Year ended 11/30/24

Capital Share Transactions (See Note 4) (continued):
Cost of shares redeemed:
Class A	$(41,087,249)	$(74,892,879)
Class C	(8,321,097)	(15,753,171)
Class R	(4,582,652)	(6,868,284)
Institutional Class	(421,489,535)	(851,680,958)
Class R6	(256,217,596)	(469,803,340)
	(731,698,129)	(1,418,998,632)
Decrease in net assets derived from capital share transactions	(61,631,383)	(24,550,322)
Net Increase in Net Assets	384,340,422	422,026,811

Net Assets:
Beginning of period	5,240,599,492	4,818,572,681
End of period	$5,624,939,914	$5,240,599,492
See accompanying notes, which are an integral part of the financial statements.

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Financial highlights
Macquarie Emerging Markets Fund Class A
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/25[1] (Unaudited)	Year ended
	11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
$20.79	$19.07	$17.78	$24.14	$23.67	$19.13

0.08	0.16	0.40	0.50	0.54	0.04
2.06	2.09	1.16	(6.09)	0.07	4.62
2.14	2.25	1.56	(5.59)	0.61	4.66

(0.35)	(0.53)	(0.27)	(0.77)	—	(0.12)
—	—	—	—	(0.14)	—
(0.35)	(0.53)	(0.27)	(0.77)	(0.14)	(0.12)

$22.58	$20.79	$19.07	$17.78	$24.14	$23.67

10.43%	12.12%	8.97%	(23.97%)	2.57%	24.44%

$268,979	$251,281	$242,762	$245,037	$361,528	$364,314
1.42%	1.43%	1.46%	1.51%	1.57%	1.62%
1.59%	1.59%	1.59%	1.66%	1.59%	1.63%
0.75%	0.75%	2.22%	2.54%	2.08%	0.21%
0.58%	0.59%	2.09%	2.39%	2.06%	0.20%
1%	14%	2%	11%	4%	5%

Financial highlights
Macquarie Emerging Markets Fund Class C
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/25[1] (Unaudited)	Year ended
	11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
$19.02	$17.44	$16.24	$22.09	$21.83	$17.67

—[3]	0.01	0.24	0.33	0.32	(0.10)
1.88	1.93	1.07	(5.60)	0.08	4.26
1.88	1.94	1.31	(5.27)	0.40	4.16

(0.20)	(0.36)	(0.11)	(0.58)	—	—
—	—	—	—	(0.14)	—
(0.20)	(0.36)	(0.11)	(0.58)	(0.14)	—

$20.70	$19.02	$17.44	$16.24	$22.09	$21.83

9.97%	11.34%	8.13%	(24.56%)	1.82%	23.54%

$29,362	$34,087	$42,531	$56,938	$105,474	$118,977
2.17%	2.18%	2.21%	2.26%	2.32%	2.37%
2.34%	2.34%	2.34%	2.41%	2.34%	2.38%
0.02%	0.03%	1.47%	1.79%	1.33%	(0.54%)
(0.15%)	(0.13%)	1.34%	1.64%	1.31%	(0.55%)
1%	14%	2%	11%	4%	5%

Financial highlights
Macquarie Emerging Markets Fund Class R
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/25[1] (Unaudited)	Year ended
	11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
$20.94	$19.17	$17.87	$24.24	$23.82	$19.25

0.06	0.11	0.36	0.46	0.48	(0.01)
2.07	2.13	1.16	(6.14)	0.08	4.64
2.13	2.24	1.52	(5.68)	0.56	4.63

(0.30)	(0.47)	(0.22)	(0.69)	—	(0.06)
—	—	—	—	(0.14)	—
(0.30)	(0.47)	(0.22)	(0.69)	(0.14)	(0.06)

$22.77	$20.94	$19.17	$17.87	$24.24	$23.82

10.26%	11.92%	8.64%	(24.15%)	2.34%	24.11%

$18,847	$19,607	$19,767	$21,502	$34,148	$38,689
1.67%	1.68%	1.71%	1.76%	1.82%	1.87%
1.84%	1.84%	1.84%	1.91%	1.84%	1.88%
0.52%	0.51%	1.97%	2.29%	1.83%	(0.04%)
0.35%	0.35%	1.84%	2.14%	1.81%	(0.05%)
1%	14%	2%	11%	4%	5%

Financial highlights
Macquarie Emerging Markets Fund Institutional Class
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/25[1] (Unaudited)	Year ended
	11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
$20.98	$19.23	$17.94	$24.35	$23.85	$19.27

0.11	0.21	0.45	0.55	0.61	0.09
2.08	2.11	1.16	(6.13)	0.07	4.66
2.19	2.32	1.61	(5.58)	0.68	4.75

(0.41)	(0.57)	(0.32)	(0.83)	(0.04)	(0.17)
—	—	—	—	(0.14)	—
(0.41)	(0.57)	(0.32)	(0.83)	(0.18)	(0.17)

$22.76	$20.98	$19.23	$17.94	$24.35	$23.85

10.55%	12.42%	9.22%	(23.76%)	2.84%	24.76%

$2,859,657	$2,708,135	$2,525,330	$2,558,425	$3,728,519	$4,078,412
1.17%	1.18%	1.21%	1.26%	1.32%	1.37%
1.34%	1.34%	1.34%	1.41%	1.34%	1.38%
1.00%	0.99%	2.47%	2.79%	2.33%	0.46%
0.83%	0.83%	2.34%	2.64%	2.31%	0.45%
1%	14%	2%	11%	4%	5%

Financial highlights
Macquarie Emerging Markets Fund Class R6
Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/25[1] (Unaudited)	Year ended
	11/30/24	11/30/23	11/30/22	11/30/21	11/30/20
$21.00	$19.25	$17.97	$24.38	$23.88	$19.28

0.12	0.23	0.47	0.57	0.64	0.12
2.07	2.12	1.15	(6.13)	0.07	4.66
2.19	2.35	1.62	(5.56)	0.71	4.78

(0.42)	(0.60)	(0.34)	(0.85)	(0.07)	(0.18)
—	—	—	—	(0.14)	—
(0.42)	(0.60)	(0.34)	(0.85)	(0.21)	(0.18)

$22.77	$21.00	$19.25	$17.97	$24.38	$23.88

10.60%	12.58%	9.28%	(23.67%)	2.94%	24.93%

$2,448,095	$2,227,489	$1,988,183	$1,867,261	$2,190,839	$1,130,453
1.05%	1.07%	1.13%	1.16%	1.21%	1.25%
1.23%	1.24%	1.22%	1.30%	1.23%	1.26%
1.11%	1.10%	2.55%	2.89%	2.44%	0.58%
0.93%	0.93%	2.44%	2.75%	2.42%	0.57%
1%	14%	2%	11%	4%	5%

Notes to financial statements
Macquarie Emerging Markets Fund	May 31, 2025 (Unaudited)
Delaware Group® Global & International Funds (Trust) is organized as a Delaware statutory trust and offers one series: Macquarie Emerging Markets Fund (formerly, Delaware Emerging Markets Fund through December 30, 2024) (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.
1. Significant Accounting Policies
The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.
Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act (Rule 2a-5). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees (Board) has designated Delaware Management Company (DMC) as part of its duties as the Fund’s valuation designee (Valuation Designee) to perform the fair value determination relating to all applicable Fund investments. DMC has established a Pricing Committee to assist with its designated responsibilities as Valuation Designee, and DMC may carry out its designated responsibilities as Valuation Designee through the Pricing Committee and other teams and committees, which operate under policies and procedures approved by the

Board and subject to the Board’s oversight. Fair value pricing may be used more frequently for securities traded primarily in non-US markets. If a foreign (non-US) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the close of the NYSE, the security may be valued at fair value. With respect to foreign (non-US) equity securities, the Fund may determine the fair value of investments based on information provided by pricing vendors, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of US securities or securities indexes) that occur after the close of the relevant market and before the close of the NYSE. The Valuation Designee may utilize modeling tools provided by third-party vendors to determine fair values of non-US securities.
Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended May 31, 2025, and for all open tax years (years ended November 30, 2021–
November 30, 2024), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest and tax penalties on unrecognized tax benefits in “Interest and tax penalties” on the “Statement of operations.” During the six months ended May 31, 2025, the Fund did not incur any interest or tax penalties.
Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.
Underlying Funds —  The Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which the Fund may invest include ETFs. The Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.
Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and

Notes to financial statements
Macquarie Emerging Markets Fund
1. Significant Accounting Policies (continued)
liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.
Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.
Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Macquarie Funds are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from any Underlying Funds in which the Fund invests are recorded on the ex-dividend date. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The "Statement of operations" includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. The Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund will accrue such taxes as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.
In November 2023, FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, with the intent of improving reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment's profit or loss and assess potential future cash flows for the reportable segment and the entity as a whole thereby enabling better understanding of how an entity's segments impact overall performance. DMC, the Fund's investment adviser, acts as the Fund's chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment since the Fund has a single investment strategy disclosed in the prospectus against which the CODM assesses performance. When assessing segment performance and making decisions about segment resources, the CODM relies on the Fund's portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the Fund's financial statements. Adoption of the new standard impacted the Fund's financial statements note disclosures only, and did not affect the Fund's financial position or the results of its operations.
The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. For the six months ended May 31, 2025, the Fund had no earnings under this arrangement.
The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended May 31, 2025, the Fund earned $1,085 under this arrangement.
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust (MIMBT) and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 1.25% on the first $500 million of average daily net assets of the Fund, 1.20% on the next $500 million, 1.15% on the next $1.5 billion, 1.10% on the next $5.5 billion, and 1.075% on average daily net assets in excess of $8 billion.
DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain

Notes to financial statements
Macquarie Emerging Markets Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 1.17% of the Fund’s Class A, Class C, Class R, and Institutional Class shares’ average daily net assets from December 1, 2024 through March 31, 2026, and 1.06% of the Fund’s Class R6 shares’ average daily net assets from April 1, 2025 through March 31, 2026. Prior to December 1, 2024, DMC contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses in order to prevent total annual fund operating expenses from exceeded 1.05% of the Fund’s Class R6 shares’ average daily net assets. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.
After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from December 1, 2024 (except as noted) through March 31, 2026, unless terminated by agreement of DMC and the Fund, is as follows:
Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Class R	Institutional Class	Class R6
1.42%	2.17%	1.67%	1.17%	1.06%*
*	Effective April 1, 2025. Prior to April 1, 2025, the amount for Class R6 shares was 1.05%.
DMC entered into a Sub-Advisory Agreement on behalf of the Fund with Macquarie Investment Management Global Limited, which is an affiliate of DMC (Affiliated Sub-Advisor). Pursuant to the terms of the Sub-Advisory Agreement, the investment sub-advisory fee is paid by DMC to the Affiliated Sub-Advisor based on the extent to which the Affiliated Sub-Advisor provides services to the Fund.
Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Macquarie Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Macquarie Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended May 31, 2025, the Fund paid $123,281 for these services.
DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Macquarie Funds at the following annual rates: 0.014% of the first

$20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Macquarie Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2025, the Fund paid $181,137 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYIS), BNYIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.
Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.
As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended May 31, 2025, the Fund paid $55,109 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”
For the six months ended May 31, 2025, DDLP earned $3,079 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2025, DDLP received gross CDSC commissions of $145 and $2,101 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.
Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.
An affiliated issuer includes any company in which the Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to the Fund is deemed to exercise, directly or indirectly, a

Notes to financial statements
Macquarie Emerging Markets Fund
2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)
certain level of control over the company. A summary of the transactions in affiliated companies during the six months ended May 31, 2025 was as follows:
	Value, beginning of period	Gross additions	Gross reductions	Net realized gain (loss) on affiliated investments	Net change in unrealized appreciation (depreciation) on affiliated investments
Common Stock—0.40%
Sohu.com ADR	$28,877,542	$—	$—	$—	$(6,547,944)
Exchange-Traded Fund—0.15%
iShares MSCI Turkey ETF	10,589,232	—	—	—	(1,883,885)
Warrants—0.00%
IRSA Inversiones y Representaciones	3,030,004	—	(3,030,004)	3,030,004	(3,030,004)
Total	$42,496,778	$—	$(3,030,004)	$3,030,004	$(11,461,833)
	Value, end of period	Shares	Dividends
Common Stock—0.40%
Sohu.com ADR	$22,329,598	2,219,642	$—
Exchange-Traded Fund—0.15%
iShares MSCI Turkey ETF	8,705,347	290,275	42,388
Warrants—0.00%
IRSA Inversiones y Representaciones	—	—	—
Total	$31,034,945		$42,388
3. Investments
For the six months ended May 31, 2025, the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:
Purchases	$54,878,685
Sales	144,182,291
At May 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2025, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:
Cost of investments	$4,651,847,750
Aggregate unrealized appreciation of investments	$2,421,112,615
Aggregate unrealized depreciation of investments	(1,391,318,345)
Net unrealized appreciation of investments	$1,029,794,270

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At November 30, 2024, the Fund had capital loss carryforwards available to offset future realized capital gains are as follows:
Loss carryforward character
Short-term	Long-term	Total
$ 17,937,332	$104,240,694	$ 122,178,026
US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:
Level 1  − Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2  − Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3  − Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)
Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements
Macquarie Emerging Markets Fund
3. Investments (continued)
The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2025:
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stocks
Argentina	$46,022,006	$3,349,365	$—	$49,371,371
Australia	1,967,968	—	—	1,967,968
Bahrain	—	2,774,851	—	2,774,851
Brazil	314,220,624	—	—	314,220,624
Chile	29,939,497	—	—	29,939,497
China	916,169,001	—	—	916,169,001
India	842,544,764	—	—	842,544,764
Indonesia	—	53,524,171	—	53,524,171
Malaysia	2,915,541	—	—	2,915,541
Mexico	233,416,785	—	—	233,416,785
Netherlands	1,550,906	—	—	1,550,906
Peru	60,905,252	—	—	60,905,252
Russia	—	—	—[1,2]	—
Saudi Arabia	20,143,317	—	—	20,143,317
Singapore	48,700,000	—	—	48,700,000
South Africa	24,809,979	—	—	24,809,979
South Korea	1,666,280,523	—	—	1,666,280,523
Taiwan	9,934,830	1,191,717,322	—	1,201,652,152
Türkiye	73,568,612	—	—	73,568,612
United Kingdom	7,020,770	—	—	7,020,770
United States	66,122,000	—	—	66,122,000
Exchange-Traded Fund	8,705,347	—	—	8,705,347
Participation Notes	—	—	—[2]	—
Preferred Stocks	46,567,180	—	—[1,2]	46,567,180
Short-Term Investments	8,771,409	—	—	8,771,409
Total Value of Securities	$4,430,276,311	$1,251,365,709	$—	$5,681,642,020

[1]The value represents valuations of Russian securities for which management has determined include significant unobservable inputs as of May 31, 2025.
[2]The security that has been valued at zero on the “Schedule of investments” is considered to be Level 3 investment in this table.

During the six months ended May 31, 2025, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.
As a result of utilizing international fair value pricing at May 31, 2025, a portion of the common stock in the portfolio was categorized as Level 2.
A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to the Fund’s net assets at the end of the period.
4. Capital Shares
Transactions in capital shares were as follows:
	Six months ended	Year ended
	5/31/25	11/30/24
Shares sold:
Class A	1,576,594	2,563,761
Class C	35,790	131,875
Class R	93,689	203,379
Institutional Class	14,118,172	34,722,993
Class R6	11,644,607	22,155,454

Shares issued upon reinvestment of dividends and distributions:
Class A	191,448	339,406
Class C	18,274	49,130
Class R	13,304	25,109
Institutional Class	2,129,630	3,442,587
Class R6	1,757,288	2,725,905
	31,578,796	66,359,599

Shares redeemed:
Class A	(1,941,467)	(3,548,971)
Class C	(428,340)	(826,904)
Class R	(215,781)	(322,811)
Institutional Class	(19,686,408)	(40,418,303)
Class R6	(11,980,851)	(22,060,232)
	(34,252,847)	(67,177,221)
Net decrease	(2,674,051)	(817,622)

Notes to financial statements
Macquarie Emerging Markets Fund
4. Capital Shares (continued)
Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the table above and on the previous page and on the “Statements of changes in net assets.” For the six months ended May 31, 2025 and the year ended November 30, 2024, the Fund had the following exchange transactions:
	Exchange Redemptions				Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class R6 Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Six months ended
5/31/25	4,359	3,768	7,431	779	3,301	7,117	5,562	$342,355
Year ended
11/30/24	36,437	8,607	974,949	—	18,954	41,531	958,182	19,946,103
5. Line of Credit
The Fund, along with certain other funds in the Macquarie Funds (Participants), is a participant in a $335,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 27, 2025.
The Fund had no amounts outstanding as of May 31, 2025, or at any time during the period then ended.
6. Securities Lending
The Fund, along with other funds in the Macquarie Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.
Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.
In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.
The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.
During the six months ended May 31, 2025, the Fund had no securities out on loan.

Notes to financial statements
Macquarie Emerging Markets Fund
7. Credit and Market Risks
As a result of increasingly interconnected global economies and financial markets, armed conflict between countries or armed conflict in a geographic region has the potential to adversely impact the Fund's investments. Such conflicts and other corresponding events could result in increased volatility, reduced liquidity, and overall uncertainty. The negative impacts may be particularly acute in certain sectors or in markets for certain securities and commodities. Such conflicts also may result in a negative impact on the Fund's investments, even beyond any direct investment exposure a Fund may have to issuers located in or with significant exposure to an impacted country or geographic region.
Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.
The Fund invests a significant portion of its assets in the greater China region, which consists of Hong Kong, the People’s Republic of China, and Taiwan, among other countries. As a result, the Fund’s investments in the region are particularly susceptible to risks in that region. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility in the Fund’s net asset value and losses. Markets in the greater China region can experience significant volatility due to social, economic, regulatory, and political uncertainties.
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.
The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.
The Fund may invest a portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”
8. Contractual Obligations
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
9. Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the Fund’s financial statements.
10. Subsequent Events
On April 21, 2025, Macquarie Group Limited, the parent company of DMC, together with certain of its affiliates, and Nomura Holding America Inc. (Nomura), announced that they had entered into an agreement for Nomura to acquire Macquarie Asset Management’s US and European public investments business. The transaction is subject to customary closing conditions, including the receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of these conditions, the transaction is expected to close by the end of October 2025. This is subject to change.
Management has determined that no other material events or transactions occurred subsequent to May 31, 2025, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)
Macquarie Emerging Markets Fund
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers, and others is disclosed within the financial statements.
Statement Regarding Basis of Approval for Investment Advisory Contract
Not applicable.

Contact information
Shareholder assistance by phone
800 523-1918, weekdays from 8:30am to
6:00pm ET
For securities dealers and financial
institutions representatives only
800 362-7500
Regular mail
Macquarie Funds
P.O. Box 534437
Pittsburgh, PA 15253-4437
Overnight courier service
Macquarie Funds
Attention: 534437
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Macquarie Asset Management • 610 Market Street • Philadelphia, PA 19106-2354
Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.
The Fund is advised by Delaware Management Company, a series of MIMBT, a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.
Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.
The Fund is governed by US laws and regulations.
(4612788)
SA-034-0725
This page is not part of the Financial statements and other information.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of materials filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit [99.CERT].

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group® Global & International Funds

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 31, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	July 31, 2025

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 31, 2025